Summary of Significant Accounting Policies - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Schedule Of Significant Accounting Policies [Line Items]
Required reserve cash balances	$ 6,709,000	$ 2,555,000
Number of days due to be considered for accrual interest on loans discontinued (in days)	90 days
Number of days due to be considered for accrual interest on loans discontinued for mortgage, credit card & personal loan (in days)	180 days
Rate lock period (days)	60 days
Amortized intangible assets average life (in years)	10 years
Property write-downs	$ 4,813,000	$ 6,409,000	$ 7,250,000
Customer Relationship [Member]
Schedule Of Significant Accounting Policies [Line Items]
Amortized intangible assets average life (in years)	9 years 6 months
Minimum [Member] | Buildings [Member]
Schedule Of Significant Accounting Policies [Line Items]
Premises and equipment, useful life	10 years
Minimum [Member] | Furniture, Fixtures and Equipment [Member]
Schedule Of Significant Accounting Policies [Line Items]
Premises and equipment, useful life	3 years
Maximum [Member] | Buildings [Member]
Schedule Of Significant Accounting Policies [Line Items]
Premises and equipment, useful life	40 years
Maximum [Member] | Furniture, Fixtures and Equipment [Member]
Schedule Of Significant Accounting Policies [Line Items]
Premises and equipment, useful life	15 years
Commercial [Member]
Schedule Of Significant Accounting Policies [Line Items]
Loss sharing indemnification agreements, terms	5 years
Single Family Residential [Member]
Schedule Of Significant Accounting Policies [Line Items]
Loss sharing indemnification agreements, terms	10 years
IBERIABANK Corporation [Member]
Schedule Of Significant Accounting Policies [Line Items]
Number of operating states	6
IMC [Member]
Schedule Of Significant Accounting Policies [Line Items]
Number of operating states	12